File No. 033-08746
ICA No. 811-04840

As filed with the Securities and Exchange Commission on March 6, 2012

FORM N-1A
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 43	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 45	[X]

(Check appropriate box or boxes)

THE TOCQUEVILLE TRUST
(Exact Name of Registrant as Specified in Charter)

40 West 57th Street, 19th Floor
New York, New York 10019
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 698-0800

Robert Kleinschmidt
President
The Tocqueville Trust
40 West 57th Street, 19th Floor
New York, New York 10019
(Name and Address of Agent for Service)

Copies to:
Michael R. Rosella, Esq.
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)
(x)	immediately upon filing pursuant to paragraph (b)
( )	on (date) pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a)(1)
( )	on (date) pursuant to paragraph (a)(1)
( )	75 days after filing pursuant to paragraph (a)(2)
( )	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 43 to the Registration Statement of The Tocqueville Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 42 on Form N-1A filed February 28, 2012.  This PEA No. 43 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 42 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of their registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 5th day of March, 2012.

THE TOCQUEVILLE TRUST
By:	/s/ Robert Kleinschmidt
Robert Kleinschmidt
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 43 to its Registration Statement has been signed by the following persons in the capacities indicated on the 5th of March, 2012.

Signatures	Title	Date

/s/ Robert Kleinschmidt	President and Trustee	March 5, 2012
Robert Kleinschmidt

/s/ John Cassidy	Treasurer	March 5, 2012
John Cassidy

/s/ Francois D. Sicart	Chairman and Trustee	March 5, 2012
Francois D. Sicart

Charles W. Caulkins*	Trustee
James W. Gerard*	Trustee
Guy A. Main*	Trustee
William F. Indoe*	Trustee
William J. Nolan III*	Trustee
Alexander Douglas*	Trustee

/s/ Thomas Pandick		March 5, 2012
Thomas Pandick
Attorney-in-Fact*

*    Executed copies of the Powers of Attorney were filed as Exhibit (q)(1) to Registration Statement No. 33-8746 on February 28, 2012.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE